Long-Term Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Long-Term Deferred Expenses

Long-term deferred expenses consist of the following:

	Weighted average amortization period	As of December 31,
		2012	2013
Rent of advertising spaces	5 years	$—	$484
Concession approval fees	3 years	—	433

		$—	$917